Liabilities for Quality Assurance - Summary of Net Changes in Liabilities for Recalls and Other Safety Measures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Liabilities for recalls and other safety measures [Abstract]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,271,690	¥ 1,194,156	¥ 1,171,213
Additional provisions	317,414	288,278	231,874
Utilization	(349,387)	(188,902)	(178,124)
Reversals	(6,402)	(31,248)	(35,643)
Other	3,150	9,406	4,836
Liabilities for recalls and other safety measures at end of year	¥ 1,236,465	¥ 1,271,690	¥ 1,194,156